                                 [COLONIAL LOGO]
================================================================================
                                 TAX-EXEMPT FUND

================================================================================

                                  ANNUAL REPORT
                                NOVEMBER 30, 1995

                       COLONIAL TAX-EXEMPT FUND HIGHLIGHTS

                      DECEMBER 1, 1994 - NOVEMBER 30, 1995

INVESTMENT OBJECTIVE: Colonial Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:
 - Potential for high monthly tax-free income and long-term growth
 - Diversification
 - Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "Declining interest rates during the Fund's fiscal year had a favorable impact on performance. Your Fund, which maintains a relatively high quality portfolio, especially benefited as interest rates moved lower."

                      COLONIAL TAX-EXEMPT FUND PERFORMANCE

                                                  Class A          Class B
Inception date                                    11/21/78         5/5/92
Distributions declared per share*                 $  0.766         $0.667
SEC Yield on  November 30, 1995**                     4.97%          4.47%
Taxable-equivalent SEC yield***                       8.23%          7.40%
Total returns, assuming reinvestment
of all distributions and no sales charge or
contingent deferred sales charge (CDSC) --
12 months                                            19.35%         18.47%
Net asset value per share at 11/30/95             $  13.72         $13.72

*A portion of the Fund's income may be subject to the alternative minimum tax. **The 30-day SEC yield on November 30, 1995, reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.
***Taxable-equivalent SEC yield is based on the maximum federal income tax rate of 39.6%.

QUALITY BREAKDOWN            MATURITY BREAKDOWN
AAA                 47.8%    0-1   year       0.3%    10-15 years       7.4%
AA                  15.7%    1-3  years       0.9%    15-20 years      22.3%
A                    9.6%    3-5  years       1.8%    20-25 years      28.2%
BBB                  8.7%    5-7  years       1.7%    25    years+     36.2%
BB                   0.7%    7-10 years       1.2%
Non-rated           17.5%

Because the Fund is actively managed, quality and maturity weightings will change.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

                         [PHOTO OF JOHN A. MCNEICE, JR.]

In general, conditions in the municipal bond market were favorable during the 12 months ended November 30, 1995. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

The impasse between President Clinton and the Congress over the federal government's debt ceiling produced some volatility in the fixed-income markets. Although this problem did not have a significant impact on bond prices, the tax-exempt market has been focusing on this issue as well as on tax-reform, which may have much larger implications for this market.

Of course, while these political issues have commanded our attention, it must be pointed out that, over the past 12 months, the positive impact of declining interest rates overcame almost all of the market's other concerns. This favorable trend reflects the Federal Reserve Board's success at slowing the economy and keeping inflation under control. The federal government's stated resolve to balance the budget added further downward momentum to interest rates.

With this update, I encourage you to read the following report on your Fund, including an interview with the Fund's Portfolio Manager. We appreciate the opportunity to help you meet your investment goals.

Respectfully,


/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
January 12, 1996

                           PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN is a Senior Vice President of Colonial Management Associates, Inc., and Portfolio Manager of Colonial Tax-Exempt Fund. Bonny also directs Colonial's tax-exempt bond group. ROBERT WAAS, Vice President of Colonial Management Associates, Inc., co-manages the Fund.

WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD? "We took advantage of the declining interest rate environment by upgrading the credit quality of the portfolio. As interest rates moved lower, the difference in yields available from higher and lower quality bonds narrowed, allowing us to improve quality without sacrificing income or returns."

HOW DID THE FUND PERFORM RELATIVE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX? "The total return for the Fund's Class A shares was 19.35%, based on net asset value. The Fund outperformed the Lehman Brothers Municipal Bond Index, a broad based, unmanaged Index that tracks the performance of the municipal bond market. The Index posted a return of 18.90%.

"The Fund and the Index benefited as interest rates moved lower during the period. However, because the average maturity of the securities in the Fund's portfolio was longer than the average maturity of the securities tracked by the Index, declining rates had a more positive impact on the Fund than on the Index. Another factor that influenced the Fund's performance was its investment in non-callable bonds -- these made up approximately 23% of the portfolio. Whereas most municipal bonds lose value as they approach their call date (especially in a declining interest rate environment) non-callable bonds tend to retain their value because the income they generate is more secure than income produced by callable bonds."

WHAT INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD? "The biggest impact came from the downward move in interest rates. From the beginning to the end of the period, long-term interest rates, as represented by the 30-year Treasury bond, declined from 8.01% to 6.14%. Another factor was the favorable supply/demand dynamic within the municipal bond market. The supply of municipal bonds has been declining for several years, and this trend is expected to continue. From January through November 1995, approximately $136 billion in new bonds were issued, a decline of 11.8% from calendar 1994. At the same time, demand remained strong, despite ongoing tax reform discussions in Washington. The combination of declining supply and continued interest in municipal bonds has enhanced the value of these securities.

"Although we avoid large bets on individual issues, there were some investments that especially contributed to performance. Among the Fund's non-rated holdings, T.L. Systems, a manufacturer of medical instruments and measuring devices, produced a return of 34%, when it was acquired by

Bosch Company. Rated investments included bonds issued by the San Joaquin Hills Transportation Corridor Agency, which realized a price gain after the successful resolution of concerns about the project's environmental impact."

WHAT IS YOUR OUTLOOK FOR THE TAX-EXEMPT BOND MARKET? "Tax reform will remain a source of concern. However, barring a radical change in the tax code, the combination of low supply and strong demand should produce attractive returns over the long term."



                   COLONIAL TAX-EXEMPT FUND'S PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                   Change in Value of $10,000 from 11/85-11/95
                     Based on NAV and MOP for Class A Shares

CTEF        MOP       NAV        LEHMAN
----        ---       ---        ------
 9/30/85     9525      10000        10000
             9708      10192        10088
            10477      11000        11110
            10449      10970        11041
            10894      11437        11635
            11248      11809        12037
            11531      12106        12328
            11189      11747        11993
            10940      11485        11695
            11299      11863        12217
            11663      12245        12638
            11957      12553        12882
            12230      12840        13213
            12474      13096        13457
            12569      13196        13547
            13108      13761        14349
            13136      13791        14358
            13482      14154        14909
            13554      14230        14975
            13841      14531        15325
            13903      14596        15334
            14350      15065        15996
            14686      15418        16358
            15005      15753        16706
            15564      16340        17356
            16034      16833        17939
            16112      16916        17993
            16671      17503        18675
            17100      17953        19171
            17359      18225        19520
            17935      18829        20244
            18413      19331        20907
            19011      19959        21613
            19223      20181        21916
            18191      19098        20713
            18271      19182        20943
            18350      19265        21086
            18018      18916        20783
            19415      20383        22253
            19695      20677        22790
            20116      21120        23445
            20946      21991        24180


A $10,000 investment in Class B shares made on 5/5/92 at net asset value (NAV) would have been valued at $12,554 on 11/30/95. The same investment based on CDSC would have grown to $12,254 on 11/30/95.

                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 12/31/95 (Most Recent Quarter End)

                         CLASS A SHARES          CLASS B SHARES
                       Inception 11/21/78       Inception 5/5/92
                    NAV          MOP           NAV            W/CDSC
1 YEAR              17.64%       12.05%        16.77%        11.77%
5 YEARS              8.11%        7.07%           --            --
10 YEARS             8.12%        7.60%           --            --
SINCE INCEPTION        --           --          6.74%         6.04%

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment. Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5.00% for one year and 3.00% since inception. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 98.2%                                             PAR            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 0.8%
 AZ Apache County School District
  Number 010 Round Valley
  Project of 1987, Series 1990-C:
    9.875% 07/01/05                                             $ 1,500          $ 1,676
    10.800% 07/01/96                                                800              822
    10.800% 07/01/97                                                800              858
    10.800% 07/01/98                                              1,000            1,114
    10.800% 07/01/99                                              1,000            1,084
 AZ Maricopa County School District,
  Number 028 Kyrene Elementary,
  Series 1993 C:
    (a)    07/01/07                                               4,000            2,235
    (a)    07/01/08                                               4,000            2,100
    (a)    01/01/09                                               2,000            1,015
    (a)    01/01/10                                               2,000              952
    (a)    01/01/11                                               6,000            2,670
 MA Health and Educational Facilities,
  Independent Living Bonds,
    Series 1993-A,
    8.100% 07/01/18                                               1,295            1,314
 SC Charleston County:
    6.000% 12/01/07(b)                                            3,110            3,335
    6.000% 12/01/08(b)                                            3,295            3,509
    6.000% 12/01/09(b)                                            3,495            3,692
    6.000% 12/01/10(b)                                            3,710            3,886
                                                                                 -------
                                                                                  30,262
                                                                                 -------

 ........................................................................................
EDUCATION - 5.9%
 FL State Board of Education,
  Series 1993 D,
    5.125% 06/01/22                                              14,500           13,721
 IL Chicago Board Education:
   Series 1992-A:
    6.000% 01/01/20(c)                                            4,000            4,215
    6.250% 01/01/15(c)                                            4,400            4,791
 IL State Educational Facilities Authority,
  Northwestern University,
    5.375% 12/01/21                                               6,500            6,354
 IN Purdue University,
  Student Fee,
  Series B,
    6.700% 07/01/15                                               1,100            1,225

                     Investment Portfolio/November 30,1995
 ................................................................................

 IN Indiana University,
  Student Fee,
    7.000% 08/01/09                                              $ 2,680          $ 2,982
 LA State Public Facilities Authority,
  Tulane University,
    6.625% 11/15/21                                                1,545            1,667
 MA Health and Educational Facilities Authority:
   Amherst College,
    Series E,
    6.750% 11/01/15                                                1,000            1,088
   Berklee College of Music,
    Series C,
    6.875% 10/01/21                                                4,380            4,807
 MA State College Building Authority Project,
    Series A,
    7.500% 05/01/11                                                1,500            1,849
 NY State Dormitory Authority:
  City University System:
     Series 1990-C:
    7.000% 07/01/14                                                2,050            2,276
    7.500% 07/01/10                                               13,000           15,519
     Series 1993-A,
    5.750% 07/01/13                                                5,000            5,006
     Series A,
    5.625% 07/01/16(b)                                             5,500            5,417
  Cornell University,
    6.875% 07/01/14                                                1,355            1,398
  Court Facilities Lease, City of New York:
   Series C,
    5.400% 05/15/23                                               16,000           15,020
   Series F,
    5.000% 07/01/14                                                4,700            4,265
  State University Educational
  Facilities,  Series 1993-B:
    5.250% 05/15/19                                               12,230           11,404
    5.750% 05/15/24                                                7,000            6,912
  State University of New York:
   Series 1990-A,
    7.500% 05/15/13                                                8,000            9,580
   Series 1990-B,
    7.000% 05/15/16                                                1,000            1,074
   Series 1993-A:
    5.500% 05/15/08                                                6,000            6,000
    5.500% 05/15/13                                               33,805           33,044
    5.875% 05/15/17                                               33,240           33,988
  Upstate Community Colleges, Series
  1994-A,
    5.625% 07/01/14                                               11,500           11,256

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                      PAR            VALUE
---------------------------------------------------------------------------------
EDUCATION - CONT.
 TX Texas Southern University,
  Series A,
   5.000% 08/01/13                                       $ 5,000         $  4,775
                                                                         --------
                                                                          209,633
                                                                         --------

 .................................................................................
FINANCE/INSURANCE/REAL ESTATE - 0.1%
 REAL ESTATE
 MD Baltimore,
  Economic Development,
  Park Charles Project, Series 1986,
   8.000% 01/01/10                                        1,695            1,820
                                                                         --------

 .................................................................................
GENERAL OBLIGATION - 5.3%
 CA San Jose Redevelopment Agency,
   5.000% 08/01/21                                       30,000           27,975
 FL State Board of Education,
  Series 1993 D,
   5.200% 06/01/23                                       10,140            9,696
 GA De Kalb County,
   5.250% 01/01/20                                        5,000            4,900
 IL Chicago Public Commerce Building,
  Series 1990 A,
   7.125% 01/01/15                                        4,010            4,461
 MA State Bonds,
 Consolidated Loan:
   Series 1989 C,
   7.000% 06/01/04                                         6,500            7,207
   Series 1991 B,
    (a)   06/01/07                                         5,500            3,135
   Series 1991 C:
    6.750% 08/01/09                                        3,865            4,228
    7.000% 08/01/12                                        2,000            2,290
 MA Holyoke,
  School Project Loan,
   7.650% 08/01/09                                         1,250            1,367
 MA Lawrence,
   4.750% 02/15/14                                         6,250            5,641
 MA City of Lowell:
   8.000% 01/15/00                                         1,385            1,555
   8.400% 01/15/09                                         1,000            1,167
 MI Brighton Area School District,
  General Obligation Bonds,
  Series 1992-II,
   (a)   05/01/16                                          8,695            2,793

                     Investment Portfolio/November 30,1995
 ................................................................................

 MI City of Detroit:
  Series 1990-A,
   8.700% 04/01/10                                        $10,000          $11,875
  Series 1990-B,
   8.250% 04/01/10                                          5,000            5,444
 NV State,
  Colorado River Commission,
   6.600% 10/01/16                                         5,000            5,387
 NY New York City, General Obligation,
  Series 1991-D:
   8.000% 08/01/16                                             60               70
   8.000% 08/01/18                                             75               87
 NY State,
  Series E,
   5.500% 02/15/08                                         10,000            9,638
 NY State Various Purpose,
   3.000% 03/15/01                                            405              369
 PA Westmoreland County Municipal
  Authority, Municipal Services, Series
  1993-C:
   (a)   08/15/15                                           8,380            2,776
   (a)   08/15/16                                          10,880            3,359
 TN Metropolitan Government Nashville
  & Davidson County,
   6.150% 05/15/25                                         17,220           17,844
 TN Shelby County School, General Obligation
  School Series 1992-A:
   (a)   05/01/10                                           7,065            3,135
   (a)   05/01/13                                           2,500              900
 TN Shelby County, Public Improvement,
  Series 1992-A:
   (a)   05/01/12                                          15,130            5,844
   (a)   05/01/13                                           5,000            1,800
 TX Hurst Euless Bedford
  Independent School District,
   6.500% 08/15/24                                         20,000           21,250
 TX Ysleta Independent School District,
  Series 1993,
   (a)   08/15/12                                           6,240            2,519
 VA Fairfax County Economic Development,
  Ogden Martin Systems,
  Series 1987 A,
   7.750% 02/01/11                                          1,000            1,103
 VT State Student Assistance Financing
  Program, Series B,
   6.700% 12/15/12                                          2,000            2,138

                     Investment Portfolio/November 30,1995

MUNICIPAL BONDS - CONT.                                        PAR            VALUE
-----------------------------------------------------------------------------------
GENERAL OBLIGATION - CONT.
 WA State:
    Series A,
    6.250% 02/01/11                                        $ 6,400         $  6,960
    Series B,
    5.500% 05/01/18                                         12,130           12,160
                                                                           --------
                                                                            191,073
                                                                           --------

 ...................................................................................
HEALTH - 14.2%
 HOSPITALS - 7.9%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
    11.000% 00/01/19                                        15,760           15,524
 CT State Health & Educational
  Facilities Authority, New Britain
  Hospital, Series 1991 A,
    7.750% 07/01/22                                            905              974
 DE State Economic Development,
  Riverside Hospital Series 1992 A,
    9.500% 01/01/22                                          1,165            1,341
 FL Lee County Hospital Board,
    6.350% 03/26/20                                         12,500           13,078
 FL St. Petersburg Health Facilities
  Authority, Allegany Health System,
  St. Joseph's Hospital, Inc., Series 1985-A,
    7.000% 12/01/15                                          2,000           2,252
 GA Clayton Hospital Authority,
  The Woodlands Foundation Inc.,
  Series 1991 A,
    9.750% 05/01/21                                          6,680           5,678
 IL Health Facilities Authority:
  Edgewater Medical Center,
   Series A,
    9.250% 07/01/24                                          8,435           8,899
  Edward Hospital Association Project:
   Series 1992,
    7.000% 02/15/22                                          1,000           1,073
   RIB (variable rate),
    Series 1992 B,
    9.467% 05/01/21                                          4,800           5,550
 IL Naperville Economic Development,
  Series 81,
    13.000% 08/01/08                                         5,658           6,047
 IL State Health Facilities Authority,
  Mercy Center for Health Services,
    6.650% 10/01/22                                          1,350           1,360

                     Investment Portfolio/November 30,1995
 ................................................................................

 LA Louisiana Public Facilities Authority,
  RIB, (variable rate),
    6.250% 11/28/14                                        $26,000          $26,910
 MA Health and Educational Facilities,
  Lowell General Hospital,
  Series 1991-A,
    8.400% 06/01/11                                          2,500            2,809
 MI State Hospital Finance Authority,
  Central Michigan Community Hospital,
   Series 1993-A,
    6.000% 10/01/08                                          1,500            1,539
 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
   Series 1992,
    9.500% 03/01/22                                          4,250            4,967
 MS Hospital Equipment & Facilities
  Authority, Pooled Loan Program,
    7.500% 08/01/16                                         18,900           19,987
 MT State Health Facility Authority,
  Hospital Facilities, Series 1994,
    6.345% 02/15/25                                          6,000            5,445
 NC Lincoln County, Lincoln County Hospital,
    9.000% 05/01/07                                            530              664
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
    7.250% 07/01/14                                          4,000            4,050
 NM Grant County Hospital Facility,
  Gila Regional Medical Center,
  Series 1986,
    10.000% 02/01/12                                         2,185            2,304
 NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991-A,
    6.700% 07/01/21                                          1,700            1,840
 NY State Medical Care Facilities
  Finance Agency, Presbyterian
  Hospital, Series 1994-A,
    5.375% 02/15/25                                         10,000            9,587
 OK Oklahoma City Industrial and Cultural
  Facilities Trust, Hillcrest Health Center,
    6.400% 08/01/14                                          4,320            4,498
 PA Erie's County Hospital Authority,
  Metro Health Center, Series 1992
    7.375% 07/01/22                                          5,000            5,063
 PA Philadelphia Hospital & Higher
  Educational Facilities Authority,
  Chestnut Hill Hospital,
    6.500% 11/15/22                                          2,000            2,067

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HEALTH - CONT.
 HOSPITALS - CONT.
 PA Westmoreland County Redevelopment
  Authority, First Mortgage, Harmon
  House, Series A,
    (a)   08/15/28                                            $  37,300       $    3,124
 TN Chattanooga Health Education
  and Housing Facilities Board,
  North Park Hospital Project, Series 1993,
    8.500% 02/01/23                                              42,795           44,346
 TN Metropolitan Government, Nashville
  and Davidson Counties:
  Meharry Medical College,
    6.875% 12/01/24                                              29,750           32,985
   Volunteer Healthcare Systems,
    Series 1988-A,
    10.750% 06/01/18(d)                                          18,880            4,154
 TX Harris County Health Facilities
  Development Corp.,
  Hermann Hospital Project,
    6.375% 10/01/24                                              18,000           19,035
 TX Tarrant County, Health Facilities
  Development Corporation,
    10.125% 04/01/21                                              9,200            6,900
 VA Dickenson County Industrial,
  Development, Volunteer Healthcare
  Systems Inc., Series 1988 A,
    10.750% 06/01/18(d)                                           2,500              550
 VA Norfolk Industrial Development
  Authority,
  Sentara Hospital, Series A,
    6.500% 11/01/13                                               2,500            2,722
 VA Southampton County Industrial
  Authority, Medical Facility of
  America XLIII Project, Series 1986,
    8.375% 12/15/26                                               3,035            3,183
 VT Educational and Health Buildings
  Financing Agency, Springfield Hospital,
    7.750% 01/01/13                                               2,020            2,106
 WA Washington State Health Care
  Facility, Grays Harbor Community
  Hospital, Series 1993:
    7.200% 07/01/03                                               1,185            1,274
    8.025% 07/01/20                                               6,380            6,930
 WI State Health and Educational
  Facilities Authority, St. Luke's
  Medical Center Project, Series 1991,
    7.100% 08/15/19                                               2,550            2,818
                                                                                --------
                                                                                 283,633
                                                                                --------

                     Investment Portfolio/November 30,1995
 ................................................................................

 HUMAN SERVICES PROVIDERS - 1.4%
 AZ Tucson Industrial Development
  Authority, Villa Maria Care Center,
    10.125% 11/01/21                                             $   635          $   595
 CA San Diego Industrial Development,
 Carmel Mountain Healthcare Center,
    8.750% 12/01/16                                                5,500            5,940
 CO Health Facility,
  American Housing Foundation I,
  Series 1990,
    10.250% 12/01/20                                               2,500            2,803
 CT State Development Authority,
  Waterbury Health Care Center,
  Series 1984,
    13.500% 11/01/14                                               1,965            2,004
 DE State Economic Development Healthcare
  Facility,
    10.000% 03/01/21                                               7,245            8,522
 DE Sussex County, Healthcare Facility,
  Delaware Health Corporation, Series
  1994-A,
    7.600% 01/01/24                                               14,230           13,910
 IL Champaign First Mortgage,
  Hoosier Care Inc., Series 1989-A,
    9.750% 08/01/19                                                1,485            1,594
 IN Wabash First Mortgage, Hoosier
  Care, Inc., Series 1989-A,
    9.750% 08/01/19                                                5,900            6,335
 TN Shelby County, Health, Education,
  and Housing Facilities Board, Open Arms
  Development Center:
   Series 1992-A
    9.750% 08/01/19                                                4,295            5,025
   Series 1992-C
    9.750% 08/01/19                                                4,290            5,019
                                                                                  -------
                                                                                   51,747
                                                                                  -------
 NURSING HOMES - 4.9%
 FL Collier County Industrial
  Development Authority, Beverly
  Enterprises, Series 1991,
    10.750% 03/01/03                                               1,120            1,317
 FL Flagler County Industrial,
  Redevelopment Authority,
  South Florida Properties, Series 1988,
    10.500% 12/01/18                                               8,925            8,981

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HEALTH - CONT.
 FL Gadsden County Industrial Development,
  Florida Housing Properties, Inc.,
  Series 1988-A,
    10.450% 10/01/18                                             $ 6,135          $ 6,366
 FL Palm Beach County:
  Hillcrest Manor Project,
    10.250% 12/01/16                                               3,190            3,339
  Beverly Enterprises, Series 1984-1,
    10.000% 06/01/11                                               2,735            3,087
 FL Volusia County Industrial
  Development Authority, Beverly
  Enterprises, Series 1987,
    9.800% 12/01/07                                                  915              963
 IA Finance Authority Healthcare Facility,
  Mercy Health Initiatives, Series 1989,
    9.950% 07/01/19                                                7,600            7,752
 IA Marion,
  Kentucky Iowa Corporation Project,
  Series 1990,
    10.250% 01/01/20                                               1,000            1,050
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987 A,
    11.500% 10/01/17                                               1,985            1,886
 KS Washington County Industrial
  Development Authority, Central
  States, Series 1989,
    10.250% 11/01/19                                               3,440            3,337
 MA Boston,
  St. Joseph Nursing Care Center, Inc.,
    10.000% 01/01/20 (e)                                             315              349
 MA State Industrial Finance Agency:
  American Health Foundation Inc.,
   Series 1989,
    10.125% 03/01/19                                               3,250            3,437
  Belmont Home Care Project,
   Series A:
    7.970% 01/01/99                                                  290              297
    9.270% 01/01/25                                               10,405           11,029
  GF/Massachusetts Inc.,
   Series 1994,
    8.300% 07/01/23                                               13,000           12,821
  Mary Ann Morse Nursing Home,
   Series 1991 I,
    10.000% 01/01/21                                               1,715            2,184
  Seacoast Nursing Home,
   Series 1991,
    9.625% 12/01/21                                                4,945            5,477

                     Investment Portfolio/November 30,1995
 ................................................................................

 MO St. Charles County Industrial
  Development Authority, Health Care
  Properties of St. Charles County, Ltd.,
   8.700% 06/01/11 (f)                                           $ 2,680          $ 2,700
 MO St. Louis County Industrial Development,
  Authority, Cardinal Carberry
  Health, Series 1991,
   7.125% 03/20/23                                                 2,000            2,190
 NM Albuquerque Industrial Development
  Authority, Manor Nursing Home,
   12.000% 05/15/14                                                3,203            3,796
 OH Alliance First Mortgage Medical
  Facility, McCrea Nursing Center,
   10.125% 02/01/13                                                2,410            2,517
 OH Ashtabula County,
  Village Square Nursing Center, Inc.,
   12.000% 12/01/15                                                1,275            1,325
 OH Franklin County,
  Columbus West Health Care Co.,
  Series 1986,
   10.000% 09/01/16                                                3,015            2,864
 OH Lucas County,
  Villa North Nursing Home,
  Series 1988-B,
   10.500% 06/01/18                                                2,995            2,935
 OH Montgomery County,
  Grafton Oaks Project,
  Series 1986,
   9.750% 12/01/16                                                   695              660
 OH Perry County, New
  Lexington Health,
   9.875% 09/01/10                                                 2,545            2,644
 OH Trumbull County, Horizon Healthcare,
   12.000% 12/01/15                                                2,215            2,302
 OH Washington County Industrial
  Development, Marie Antoinette Care
  Center, Series 1983,
   6.867% 12/01/13                                                 5,370            4,900
 PA Cambria County Industrial Development,
  Beverly Enterprises,
   10.000% 06/18/12                                                2,000            2,507
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
   10.125% 05/01/19                                               10,730           11,159
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
   9.000% 08/01/22                                                 9,420           10,209

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HEALTH - CONT.
 NURSING HOMES - CONT.
 PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center, Inc.,
     10.500% 12/01/10                                            $ 1,950          $ 2,072
 PA Luzerna County Industrial
  Development Authority:
    Beverly Enterprises,
     Pennsylvania, Series 1983,
     10.125% 11/01/08                                                870              978
    First Mortgage, Millville Nursing Center,
     10.500% 12/01/12                                              3,870            3,676
 PA Montgomery County Higher Education
  and Health Authority, AHF/Roslyn-
  Hatboro, Incorporated Project,
     9.000% 11/15/22                                              12,465           12,948
 PA Philadelphia Authority For
  Industrial Development:
   The Care Pavilion, Series 1988,
     10.250% 02/01/18                                              5,950            6,137
   Nursing Home,
    Series 1988,
     10.250% 11/01/18                                              9,460            9,834
 PA Warren County Housing Finance
  Corporation, Allegheny Manor,
     7.500% 02/01/21                                               1,423            1,482
 PA Washington County Industrial
  Development Authority, Central
  States, Series 1989,
     10.250% 11/01/19                                              3,440            3,337
 PA Wilkins Area Industrial Development
  Authority, Oakmont Nursing Center,
  Series 1984,
     10.000% 07/01/11                                              1,150            1,318
 SC Charleston County,
  Driftwood Health Care Center, Series 1984,
     12.500% 12/01/14                                              1,410            1,445
 TN Metropolitan Government, Nashville
  and Davidson Counties Health and
  Education Facilities, Central States, Series 1989
     10.250% 11/01/19                                                770              747
 TN Sullivan County, Health, Education,
  and Housing Facilities Board,
     10.250% 04/01/15                                              2,820            3,091

                     Investment Portfolio/November 30,1995
 ................................................................................

 TN Sumner County, Health, Education,
  and Housing Facilities Board, Gallatin
  Health Care, Series 1986:
    9.750% 12/01/03                                              $   160         $    136
    9.750% 12/01/04                                                  175              149
    9.750% 12/01/05                                                  225              191
    9.750% 12/01/06                                                  220              187
    10.250% 12/01/16                                               2,400            2,040
 TX Whitehouse Health Facilities
  Development Corporation, Oak Brook
  Health Care Center, Series 1989,
    10.000% 12/01/19                                               1,815            1,858
 VA Beach Development Authority,
  Beverly Enterprises, Series 1985,
    10.000% 04/01/10                                                 960            1,080
                                                                                 --------
                                                                                  175,749
                                                                                 --------

 .........................................................................................
HOUSING - 13.3%
 ASSISTED LIVING/SENIOR - 1.0%
 AZ Mohave County Industrial Development
  Authority, Multifamily, Kingman
  Station Apartments,
    8.125% 10/01/26                                                2,875            3,080
 CO Health Facility,
  Birchwood Manor,
  Series 1991 A,
    7.625% 04/01/26                                                1,835            1,920
 DE Quaker Hill Housing Corporation,
  Multi-family Housing, Quaker Hill
  Apartments, Series A,
    7.550% 08/01/21                                                6,225            6,738
 IL State Development Finance Authority,
  Care Institute, Inc.,
    8.250% 06/01/25                                               10,000           10,300
 MN Roseville,
  Care Institute, Inc., Series 1993
    7.750% 11/01/23                                                2,975            2,767
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
    8.250% 05/01/23                                                1,470            1,486
 TX Bell County Health Facilities
  Development Corp., Care Institutes, Inc.
    9.000% 11/01/24                                                7,585            8,125
                                                                                 --------
                                                                                   34,416
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI - FAMILY - 5.3%
 AK State Housing Finance Corp.:
  First Series 1991,
     7.800% 12/01/30                                             $ 2,430          $ 2,570
  Series A,
     5.400% 12/01/13                                               7,400            7,058
  Series 1992-A,
     6.600% 12/01/23                                              11,750           13,042
 AL State Housing Finance Authority,
  Series 1990-C,
     7.550% 04/01/16                                                 730              776
 AZ Phoenix Industrial Development
  Authority, Chris Ridge Village
  Project, Series 1992:
     6.750% 11/01/12                                                 650              678
     6.800% 11/01/25                                               2,750            2,857
 CA Housing Finance Agency,
  Home Mortgage,  Series 1984 B,
     (a)   08/01/16                                                  325               33
 CO El Paso County Home Mortgage:
  Series 1987 C,
     8.300% 09/20/18                                               2,589            2,919
  Series 1987 D,
     8.150% 09/20/14                                               1,329            1,464
  Series 1988 A,
     8.375% 03/25/19                                               2,419            2,749
 CT State Housing Finance Authority,
  Housing Mortgage Finance Program,
  Series B-1,
     7.550% 11/15/08                                                  75               81
 FL Clearwater,
  Hampton Apartments,
     8.250% 05/01/24                                               3,475            3,692
 FL Hialeah Housing Authority,
  Series 1991,
     9.500% 11/01/21                                              10,600           11,130
 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993-C,
     9.250% 01/01/19                                               1,230            1,250
 GA Augusta Housing Authority Mortgage,
  Mountain Ridge Holdings II,
  Series A,
     8.960% 09/01/24                                               3,620            2,715

                     Investment Portfolio/November 30,1995
 ................................................................................

 GA Savannah Housing Authority,
  Multi-family Housing, Plantation Oaks
  Apartments Project, Series 1986,
     9.625% 02/01/27                                             $ 2,905          $ 3,116
 IL Carbondale Mortgage Revenue,
  Mill Street Apartments, Series 1979,
     7.375% 09/01/20                                                 855              899
 IL Charleston Non-Profit Corporation,
  Cougills Manor Project,
     6.875% 07/01/20                                               1,807            1,934
 IL Chicago Multi-family Housing,
  Jeffery Apartments,
  Series 1987,
     8.125% 08/01/30                                               2,395            2,491
 IL Housing Development Authority,
  Series 1990 A,
     8.000% 06/01/26                                                 680              704
 IL Rockford:
     8.700% 08/20/07                                                 635              658
     8.700% 08/20/26                                               4,455            4,619
 KY Louisville Residential,
  Series 1984,
     (a)   07/01/16                                                1,135              116
 LA Jefferson Housing Development,
  Corporation Multi-family,
  Concordia Project, Series A,
     7.700% 08/01/22                                               2,570            2,792
 LA New Orleans Housing Development
  Corporation, Multi-family Housing
  Mortgage, Southwood Patio, Series 1990-A,
     7.700% 02/01/22                                               2,375            2,506
 MN Washington County Housing and
  Redevelopment Authority, Cottages of
  Aspen Project,
     9.250% 06/01/22                                               1,950            2,006
 MN White Bear Lake,
  Birch Lake Townhomes Project;
   Series 1988 A,
     9.750% 07/15/19                                               2,185            2,210
   Series 1989 B,
     (g)        07/15/19                                             310              489
 MO St. Louis Area Housing Finance
  Corporation, Wellington Arms III,
  Series 1979,
     7.500% 01/01/21                                               2,075            2,111

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI - FAMILY - CONT.
 MS Biloxi Urban Renewal
  Biloxi Apartments Project,
  Series 1985:
    9.500% 12/01/05                                              $ 1,185          $ 1,225
    9.500% 12/01/10                                                1,235            1,278
    9.500% 12/01/15                                                1,970            2,039
 NC Eastern Carolina Regional Housing
  Authority, Jacksonville New River
  Apartments,
    8.250% 09/01/14                                                2,915            2,970
 NE Omaha Housing Development
  Corporation, Mortgage Notes, North
  Omaha Homes,
    7.375% 03/01/21                                                1,435            1,494
 NY Nyack Housing Assistance
  Corp., Plaza Apartments,
    7.375% 06/01/21 (f)                                            3,070            3,072
 NY Yorktown Housing Corp.,
  Beaveridge Apartments,
    7.375% 06/01/21 (f)                                            3,453            3,461
 Pass Through Certificates, Series
  1993-A,
    8.500% 12/01/16 (f)                                           61,712           63,795
 TN Knox County Industrial Board,
  Multi-family Redevelopment,
  Waterford Village Project, Series 1986:
    8.750% 03/01/96                                                   15               15
    8.750% 03/01/05                                                  525              542
    8.750% 03/01/15                                                1,320            1,364
    8.750% 03/01/26                                                3,590            3,712
 TN Knoxville Community Development,
  Corporation Multi-family Housing,
  Maple Oak Apartment Project, Series 1992,
    6.375% 10/15/08                                                2,510            2,610
 TX Galveston Pass Health Facilities Center,
    8.000% 08/01/23                                                1,850            1,929
 TX Laredo Cherry Hills Apartment Project,
  Housing Development Corp., Number 1,
    7.375% 03/05/21                                                2,130            2,192
 VA Alexandria Redevelopment
  and Housing Authority, Courthouse
  Commons Apartments:
   Series 1990-A,
    10.000% 01/01/21                                                 760              772
   Series 1990-B,
    (a)    01/01/21                                                  979            1,661

                     Investment Portfolio/November 30,1995
 ................................................................................

 VA Harrisonburg Redevelopment and
  Multi-family Housing Authority,
  Series 1991 A,
    7.375% 11/20/28                                              $ 1,750         $  1,862
 VA Norfolk Redevelopment and Housing
  Authority, Multi-family Housing,
  Dockside, Series 1991-A:
    7.300% 12/01/16                                                1,315            1,399
    7.375% 12/01/28                                                1,940            2,068
 VA Roanoke Redevelopment and Housing
  Authority, Mountain Ridge,
    9.250% 11/01/22                                                1,800            1,854
 VA State Housing Authority Commonwealth
  Mortgage,
  Series B, Sub Series B-4,
    6.850% 07/01/17                                                5,180            5,394
 WA Washington State Housing Finance
  Commission, Multi-family Housing,
  Series 1988-A,
    7.900% 07/01/30                                                1,460            1,522
 WI Milwaukee Housing Authority
  Mortgage, Windsor Court Project,
  Series 1986,
    8.700% 08/21/21                                               1,985            2,068
                                                                                 --------
                                                                                  189,963
                                                                                 --------
 SINGLE - FAMILY - 7.0%
 AZ Maricopa County Industrial Development,
  Single-family,  Series 1984,
    (a)   02/01/16                                                10,055            3,054
 CA Riverside County, Series 1988-A,
    8.300% 11/01/12                                               10,000           13,225
 CO Housing Finance Authority,
  Single-family Housing:
   Series 1991-A,
    7.500% 05/01/29                                                4,745            5,024
   Series 1991 C-1:
    7.200% 02/01/18                                                  870              923
    7.650% 12/01/25                                                5,000            5,606
   Series A,
    7.150% 11/01/14                                                2,350            2,479
   Series D-1,
    7.375% 06/01/26                                                5,000            5,531
 FL Brevard County,
  Housing Finance Authority,
  Single-family Mortgage, Series 1985,
    (a)   04/01/17                                                 8,055              906

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE - FAMILY - CONT.
 GA Atlanta Urban Residential Finance
  Authority, Single-family Housing
  Mortgage, Series 1988,
     8.250% 10/01/21                                             $ 1,220          $ 1,287
 GA State Residential Finance Authority,
  Home Ownership Mortgage:
   Series C,
     7.500% 01/01/18                                                 755              804
   Series 1989,
     7.800% 06/01/21                                               5,950            6,359
 IA Finance Authority Single-family,
  Series 1992 B,
     6.950% 07/01/24                                              10,000           10,475
 IA State Finance Authority,
  Single-family Mortgage Revenue,
  Series A,
     7.250% 07/01/16                                               1,075            1,137
 IL East Moline Housing Finance Corp.,
  Deerfield Woods Apartments,
     7.500% 08/01/21                                               2,416            2,458
 IL Rockford,
     9.250% 02/01/00                                               1,075            1,111
 IL State Housing Development Authority:
  Series B,
     7.250% 08/01/17                                               1,290            1,377
  Series C,
     7.500% 08/01/17                                                 220              232
 IN State Housing Finance Authority:
  Single-family Housing,
   Series 1987 C,
     9.125% 07/01/18                                               4,075            4,294
  GNMA Collateral Mortgage Program:
   Series A-1,
     7.850% 07/01/16                                                 160              172
   Series B-1,
     7.600% 01/01/16                                               1,015            1,078
 LA Housing Financing Agency,
  Series 1988,
     8.300% 11/01/20                                               2,780            2,908
 LA Calcasieu Parish:
  Series 1987-A,
     8.125% 12/01/12                                               1,409            1,448
  Series 1988-B,
     8.250% 06/01/12                                               3,543            3,676

                     Investment Portfolio/November 30,1995
 ................................................................................

 LA Jefferson Parish Home Mortgage
  Authority, Single-family,
  Series 1988 A,
     8.300% 04/01/20                                             $ 2,380          $ 2,526
 MA State Housing Finance Agency:
  Series 1987-A,
     9.000% 12/01/18                                               1,595            1,675
  Series 1988-A,
     8.400% 08/01/21                                                 740              768
  Series 1988-B,
     8.100% 08/01/23                                                 840              883
 MD State Community Development Administration,
  Department of Housing and Community
  Development, Single-family Program:
   1st Series,
     7.300% 04/01/17                                                 450              478
   3rd Series,
     7.250% 04/01/27                                                 960            1,013
 ME State Health and Higher Educational
  Facilities Authority,
  Maine Medical Center, Series C,
     5.000% 11/15/13                                              16,500           15,448
 MN State Housing Finance Agency:
  Series 1988 D,
     8.250% 08/01/20                                               1,950            2,057
  Single-family Mortgage,
  Series C,
     7.100% 07/01/11                                                 675              721
 MO State Housing Development Commission,
  Series C,
     6.900% 07/01/18                                                 870              913
 MS Canton Housing,
     8.400% 08/15/21                                               1,551            1,590
 MS Home Corporation Residual,
  Series 1990-C,
     (a)   09/01/13                                               20,000            7,125
 MS Lamar County Wesley Manor II:
     8.750% 08/01/20                                               1,000            1,054
     8.750% 02/01/29                                               1,610            1,697
 NE Investment Finance Authority,
  Single-family Mortgage:
   Series 1988-1,
     8.125% 08/15/38                                               5,355            5,616
   Series 1990-B,
     10.892% 03/15/22                                              8,000            9,230
   Series 1990-2,
     11.134% 09/10/30                                              4,000            4,655

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE - FAMILY - CONT.
 NH State Housing Finance Authority,
  Single-family Resources Mortgage,
  Series 1989-B,
     7.700% 07/01/29                                             $ 2,705          $ 2,833
 NJ State Housing and Mortgage Finance
  Agency,
     6.950% 11/01/13                                               5,090            5,383
 NY State Mortgage Agency:
  Series BB-2,
     7.950% 10/01/15                                               1,395            1,461
  Home Owner Mortgage:
   Series H-2,
     7.850% 04/01/22                                               1,500            1,599
   Series 46,
     6.650% 10/01/25                                              10,000           10,400
 OH Housing Finance Agency,
  Series 1988 C,
     8.125% 03/01/20                                               1,025            1,088
 OH Housing Finance Agency Single-
  family Mortgage, RIB (variable rate),
  Series A-2,
     9.517% 03/24/31                                               6,550            7,189
 PA Pittsburgh Urban Redevelopment
  Authority, Sidney Square Project,
     7.800% 08/01/28                                               5,290            5,473
 PA State Housing Finance Authority,
  Series 39B,
     6.750% 04/01/16                                               5,700            6,013
 SC State Housing Authority,
  Homeownership Mortgage, Series 1988-A,
     8.500% 07/01/08                                               2,000            2,088
 TX Bexar County Housing Finance Corp.
  GNMA Collateralized Mortgage,
  Series 1989-A,
     8.200% 04/01/22                                               4,055            4,405
 TX Corpus Christi Housing Finance Corp.
  Single-family Mortgage,
  Lomas and Nettleton, Series C,
     10.000% 10/01/07                                              1,145            1,178
 TX Harris County Housing Finance,
  Corporation Single-family,
  Series 1987,
     8.875% 12/01/17                                                2,595            2,705

                     Investment Portfolio/November 30,1995
 ................................................................................

 TX Lubbock Housing Finance Corporation,
  Single-family Series:
   Series 1988 C,
    8.375% 12/01/20                                              $ 6,370          $ 6,545
   Series 1988 D,
    8.375% 12/01/20                                                1,165            1,206
 TX State Department Housing and
  Community Affairs, Collateralized
  Home Mortgage, Series 1992-B2,
    9.511% 06/18/23                                                9,000           10,102
 TX State Housing Agency Mortgage,
  Single-family,
  Series A,
    7.150% 09/01/12                                                  900              960
 UT State Housing Finance Agency,
  Single-family Mortgage:
   Series A,
    7.200% 07/01/13                                                  190              197
   Series A-1,
    6.900% 07/01/12                                                1,065            1,125
   Series B-1,
    7.500% 07/01/16                                                  195              205
   Series B-2:
    7.000% 07/01/16                                                  380              400
    7.700% 07/01/15                                                   40               42
   Series D-2,
    7.250% 07/01/11                                                  530              566
   Series E-1,
    6.950% 07/01/11                                                1,740            1,842
   Series F-1,
    7.400% 07/01/09                                                  510              530
   Series 1990-C2,
    7.950% 07/01/10                                                  430              464
 VA State Housing Authority, Commonwealth
  Mortgage:
   Series A,
    7.100% 01/01/17                                                1,000            1,068
   Series C2,
    8.000% 01/01/38                                                1,000            1,056
   Series 1988-C,
    7.800% 01/01/38                                               11,500           12,061
 VT Housing Finance Agency, Home
  Mortgage Purchase, Series 1989-A,
    7.850% 12/01/29                                                3,920            4,145
 WA Washington Housing Development
  Corporation, Parkview Apartments
  Project,
    7.500% 04/01/21                                                1,701            1,752

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE-FAMILY - CONT.
 WI State Housing and Economic
  Development Authority,
  Series A,
    7.000% 09/01/09                                              $   985         $  1,055
 WV State Housing Development Fund,
  Series 1992-B,
    7.200% 11/01/20                                               10,000           10,600
 WY Community Development Authority,
  Single-family Mortgage:
   Series 1987-A,
    7.875% 06/01/18                                                2,255            2,371
   Series 1988-G,
    7.250% 06/01/21                                                4,500            4,792
 WY Rock Springs Housing Finance
  Corporation, Bicentennial Association II,
    7.500% 05/01/20                                                1,159            1,227
                                                                                 --------
                                                                                  249,139
                                                                                 --------

 .........................................................................................
MANUFACTURING - 2.0%
 FOOD & KINDERED PRODUCTS - 0.0%
 VA Halifax County Industrial Development
  Authority, O'Sullivan Industries Project,
  Series 1988,
    8.250% 10/01/08                                                1,000            1,100
                                                                                 --------

 MEASURING & ANALYZING INSTRUMENTS - 0.0%
 MN Brooklyn Park,
  TL Systems Corp., Series 1991,
    10.000% 09/01/16                                                 325              387
                                                                                 --------

 PAPER PRODUCTS - 1.7%
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
    7.500% 01/01/26                                               14,000           14,350
 IA Cedar Rapids Industrial Development,
  Weyerhaeuser Company Project,
    9.000% 08/01/14                                                1,000            1,411
 LA De Soto Parish,
  International Paper Company,
  Series A,
    7.700% 11/01/18                                                1,250            1,448
 MI State Strategic Fund,
  Blue Water Fiber Project, Series 1994,
    8.000% 01/01/12                                               16,200           15,612

                     Investment Portfolio/November 30,1995
 ................................................................................

 MI Strategic Fund Limited,
  Great Lakes Pulp & Fibre Project,
    10.250% 12/01/16                                           $  28,000        $  29,505
                                                                                  -------
                                                                                   62,326
                                                                                  -------

 PETROLEUM REFINING 0.1%
 TX Lower Neches Valley Authority,
  Mobil Oil Refining Corp.,
    6.850% 05/01/12                                                3,570            3,766
                                                                                  -------
 PRIMARY METAL - 0.2%
 PA Bucks County,
  Industrial Development:
   Hechinger Company, Series 1984,
    11.375% 11/15/04                                               2,420            2,506
   Jorgensen Steel,
    9.000% 06/01/05                                                4,000            4,105
                                                                                  -------
                                                                                    6,611
                                                                                  -------

 TRANSPORTATION EQUIPMENT - 0.0%
 MN Buffalo, Ruden Manufacturing Inc.,
    10.500% 09/01/14                                               1,445            1,557
                                                                                  -------

 .........................................................................................
MINING - 0.1%
 METAL MINING
 CO Mesa County Industrial Development
  Joy Technologies Inc.,
  Series 1992,
    8.500% 09/15/06                                                1,000            1,075
 OH Cuyahoga County,
  Joy Technologies, Inc.,
    8.750% 09/15/07                                                1,340            1,457
                                                                                  -------
                                                                                    2,532
                                                                                  -------

 ..........................................................................................
POLLUTION CONTROL REVENUE - 4.0%
 FL Pinellas County,
  Florida Power Corp.,
    7.200% 12/01/14                                                1,000            1,111
 FL State Municipal Power Agency,
  Series 1993,
    5.100% 10/01/25(c)                                            38,150           35,956
 GA Bartow County Development Authority,
  State Power Company Bowen Plant,
    7.250% 07/01/21                                                1,000            1,028
 GA Wayne County Development Authority,
  Solid Waste Disposal, ITT Royonier
  Incorporated, Series 1990,
    8.000% 07/01/15                                                2,500            2,803

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - CONT.
 IL State Development Finance Authority,
  Central Illinois Public Service Co.:
   Series A,
    7.600% 03/01/14                                              $   750          $   842
   Series B,
    7.600% 09/01/13                                                  750              845
 IN Petersburg,
  Indiana Power and Light Co.,
  Series B,
    5.400% 08/01/17                                                5,000            4,831
 KY Louisville and Jefferson County,
  Metropolitan Sewer District,
    7.350% 05/01/19                                                  500              569
 MO State Environmental Improvement and
  Energy Resources Pollution Control,
  Authority:
  Series 1984-G1,
    8.250% 11/15/14                                                4,890            5,128
  Series 1984-G4,
    8.250% 11/15/14                                                5,460            5,726
 MS Claiborne County Pollution Control,
  Middle South Energy, Inc.,
  Series 1984 C,
    9.875% 12/01/14                                                1,250            1,448
 ND Mercer County,
  Basin Electric Power,
  Series 2,
    6.050% 01/01/19                                               10,000           10,350
 NV Humboldt County Pollution Control
  Revenue, Idaho Power Co. Project,
    8.300% 12/20/14                                                1,875            2,257
 NY State Environmental Facilities
  Corporation, Pollution Control, New
  York City Municipal Water Finance Authority:
    Series 2,
    5.750% 06/15/12                                               19,260           20,006
    Series E,
    6.875% 06/15/10                                               15,000           16,706
 NY Suffolk County Water Authority,
    7.375% 06/01/12                                                  180              199
 OK Muskogee,
  Oklahoma Gas and Electric Project,
  Series A,
    7.000% 03/01/17                                                1,300            1,357

                     Investment Portfolio/November 30,1995
 ................................................................................

 TX Brazos River Authority,
  Collateralized Pollution Control Bonds,
  Texas Utilities Electric Co., Series 1989 C,
    8.250% 01/01/19                                            $  13,000       $   14,284
 TX San Antonio,
  Series B,
    6.000% 02/01/14                                               15,355           15,681
 TX San Antonio Electric & Gas Revenue,
  Series 1988,
    8.000% 02/01/16                                                  175              192
 WV Mason County Pollution Control,
  Appalachian Power Co.,
  Series G,
    7.400% 01/01/14                                                  400              440
 WY Sweetwater County, Pollution Control
  Revenue, Idaho Power Company:
   Series A,
    7.625% 12/01/13                                                  350              368
   Series B,
    7.625% 12/01/13                                                  400              420
                                                                                 --------
                                                                                  142,547
                                                                                 --------

 .........................................................................................
PUBLIC ADMINISTRATION - 0.2%
 AK State Industrial Development
   Authority, Series 1986:
    8.625% 04/01/02                                                2,525            2,714
    8.750% 04/01/07                                                2,965            3,191
                                                                                 --------
                                                                                    5,905
                                                                                 --------

 .........................................................................................
PUBLIC FACILITIES IMPROVEMENT - 5.9%
 CA Riverside County Transportation
  Commission, Series A,
    6.500% 06/01/09                                                6,500            7,028
 FL Orange County, Series 1993-B,
    5.375% 01/01/24                                               20,600           20,214
 IL Chicago O'Hare International Airport
  Special Facility, Senior Lien,
  Series A,
    5.000% 01/01/16(c)                                            15,000           14,156
 IL Metropolitan Pier and Exposition
  Authority, McCormick Place Expansion
  Project:
   Series 1992 A:
    (a)   06/15/11                                                20,000            8,500
    6.500% 06/15/27                                                2,500            2,619

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - CONT.
 MI Detroit Economic Development,
  District Court Madison Center,
  Series 1984,
    10.625% 02/01/11                                             $ 5,000          $ 5,166
 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992-A,
    9.250% 11/01/12                                                1,485            1,687
 NY State Dormitory Authority:
  Series 1991-A,
    5.625% 05/15/13                                                8,000            7,860
    6.000% 07/01/20                                               27,990           29,094
    9.500% 04/15/14                                                9,000           10,582
 NY State Urban Development:
    5.700% 04/01/10                                               11,225           11,309
    5.750% 04/01/11                                                2,000            2,020
  Correctional Facility:
   Series A:
    6.500% 01/01/10                                               14,595           16,474
    6.500% 01/01/11                                                8,500            9,552
   Series 4,
    5.375% 01/01/23                                               10,000            9,375
   Series 1993 A,
    5.500% 01/01/14                                               10,000            9,787
  State Facilities, Series 1991,
    7.500% 04/01/20                                                4,950            5,748
 NY Urban Development Revenue
  Corporation, Correctional Facilities,
  Series 1993-A,
    5.250% 01/01/21                                               15,000           13,837
 PA Convention Center Authority, Series
  1989-A,
    6.000% 09/01/19                                                5,000            5,463
 PR Commonwealth of Puerto Rico,
  Infrastructure Finance Authority,
  Series 1988-A,
    7.900% 07/01/07                                                2,500            2,747
 SC State Public Service Authority,
  Series C,
    5.000% 01/01/18                                               10,000            9,450
 TN Shelby County, Public Improvement,
  Series 1992-A,
    (a)   05/01/10                                                15,750            6,989

                     Investment Portfolio/November 30,1995
 ................................................................................

 UT West Jordan Industrial Development,
    7.875% 12/15/11                                              $ 2,000         $  2,115
                                                                                 --------
                                                                                  211,772
                                                                                 --------

 .........................................................................................
PUBLIC INFRASTRUCTURE - 5.0%
  AIRPORTS - 2.0%
 CA Los Angeles Regional Airport
  Improvement Corp., Los Angeles
  International Airport:
   Series 1985,
    11.250% 11/01/25                                              10,000           10,544
    Series 1991,
    6.800% 01/01/27                                                1,400            1,442
 CA Los Angeles Transportation Authority,
  Series B,
    5.250% 07/01/23                                               10,000            9,662
 CA Foothill Eastern Transportation
  Corridor Agency, State Toll Road,
   Senior Lien, Series A,
    5.000% 01/01/35                                                4,865            4,081
 CA San Joaquin Hills Transportation
  Corridor Agency:
   Series C,
    (a)   01/01/20                                                 4,600              995
   Senior Lien Road, Series 1993,
    6.750% 01/01/32                                                4,500            4,674
 CO Denver City & County Airport Revenue:
    6.500% 11/15/12                                               10,625           11,741
  Series 1991 A,
    8.750% 11/15/23                                                5,485            6,424
  Series 1992 B,
    7.250% 11/15/23                                                5,500            5,919
  Stapleton International Airport,
  Series 1990 A,
    8.500% 11/15/23                                                5,000            5,694
 FL Hillsborough County Aviation Authority,
  Tampa International Airport,
   Series A,
    6.900% 10/01/11                                                1,500            1,629
 IN Airport Authority,
    7.100% 01/15/17                                                2,000            2,175
 IN Indianapolis Airport Authority,
    9.000% 07/01/15                                                  250              262
 IN Transportation Finance Authority,
  Series A,
    6.750% 11/01/11                                                2,000            2,153
 TX Dallas-Fort Worth Regional Airport,
  Series A,
    7.375% 11/01/11                                                5,000            5,794
                                                                                 --------
                                                                                   73,189
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
  TURNPIKES/TOLL ROADS/BRIDGES - 3.0%
 FL Orlando & Orange County Expressway,
  Series A
    5.125% 07/01/20                                            $  10,455         $  9,893
 FL State Mid-Bay Bridge Authority,
  Series A,
    6.875% 10/01/22                                                2,000            2,350
 MA State Turnpike Authority,
  Series A,
    5.000% 01/01/20                                               30,765           28,881
 NV Clark County Passenger Facility,
  Las Vegas McCarran International Airport,
  Series B,
    6.500% 07/01/12                                                3,000            3,139
 NY State Thruway Authority Service
  Contract, Local Highway
    5.250% 04/01/13                                               10,000            9,388
 NY Triborough Bridge and Tunnel
  Authority, General Purpose:
  Series A:
    5.000% 01/01/24                                               12,000           11,250
    5.200% 01/01/20                                               15,095           14,604
  Series L,
    8.000% 01/01/07                                                  300              328
 TX Harris County:
  Series 1994,
    5.375% 08/15/20                                               16,250           15,925
  Toll Road Revenue,
    5.000% 08/15/16                                               11,000           10,409
                                                                                 --------
                                                                                  106,167
                                                                                 --------

 .........................................................................................
REFUNDED/ESCROW/SPECIAL OBLIGATION(h) - 5.7%
 FL Dade County,
    7.375% 07/01/19                                                  500              562
 FL Jacksonville Electric Authority,
  Series 3-A,
    6.875% 10/01/12                                                1,000            1,054
 FL State Board of Education,
  Public Education,
  Series B,
    7.750% 06/01/16                                                  300              323
 GA State Municipal Electric Authority,
    7.875% 01/01/18                                                  700              716
 IA Ottumwa Hospital Facilities,
  Ottumwa Regional Health Center,
  Series 1985,
    9.625% 11/01/10                                                3,025            3,250

                     Investment Portfolio/November 30,1995
 ................................................................................

 IL Du Pager Water Commission:
  Series 1986,
    7.875% 03/01/11                                             $    375         $    386
  Series 1987,
    6.875% 05/01/14                                                3,775            3,997
 IL Health Facility Authority:
  Lutheran Healthcare Systems,
  Series 1989 B,
    7.375% 04/01/08                                                5,055            5,630
  United Medical Center-Formerly,
  Series 1991:
    8.125% 07/01/06                                                3,175            3,798
    8.375% 07/01/12                                                1,500            1,851
 IL State,
    7.125% 04/01/08                                                1,000            1,031
 IL State Sales Tax:
  Series C,
    6.875% 06/15/15                                                3,500            3,719
  Series N,
    6.900% 06/15/13                                                1,000            1,138
 IN Hamilton County Public Building
  Corp.,
    7.000% 02/01/12                                                2,525            2,819
 IN St. Joseph County Hospital Authority,
  South Bend Memorial Hospital,
    9.400% 06/01/10                                                3,190            4,283
 KY State Turnpike Authority:
  Series A:
    7.250% 05/15/10                                                1,500            1,695
    7.875% 01/01/04                                                  200              209
 KY Trimble County,
  Louisville Gas & Electric Co.,
  Series B,
    6.550% 11/01/20                                                  130              146
 LA State Public Facilities Authority,
  Tulane University,
    6.625% 11/15/21                                                  455              518
 MA Bay Transportation Authority:
  General Transportation System:
   Series 1990-A,
    7.000% 03/01/10                                                1,500            1,658
   Series 1990-B,
    7.800% 03/01/10                                                3,300            3,882
   Series 1991-A,
    7.000% 03/01/11                                                1,000            1,139

                      Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION - CONT.
 MA Boston,
  Boston City Hospital Facilities,
  Series 1990-A,
    7.625% 02/15/21(c)                                         $  12,000        $  13,905
 MA General Obligation Bonds:
  Series 1989 C,
    7.000% 06/01/09                                                  500              554
  Series 1990 C,
    7.000% 12/01/10                                                2,700            3,031
  Series 1991 A,
    7.625% 06/01/08                                                5,000            5,869
 MA State Water Resources Authority,
  Series 1990 A,
    7.625% 04/01/14                                                2,000            2,297
 MI Huron Valley School District,
  Series 1991,
    (a)   05/01/20                                                95,750           20,945
 MN University of Minnesota,
  Series 1986-A,
    7.750% 02/01/10                                                 250              257
 MO State Health and Educational
  Facilities Authority, Series 1988-A,
    7.750% 06/01/16                                               2,000            2,215
 NC Municipal Power Agency,
    5.500% 01/01/13                                              24,430           25,224
 NV State,
  Series A,
    6.800% 07/01/12                                               2,500            2,831
 NY New York City General Obligation,
  Series 1991-D,
    8.000% 08/01/18                                               5,085            6,070
 NY State Dormitory Authority, State
  University of New York:
  Series 1989-B,
    7.250% 05/15/15                                               4,150            4,725
  Series 1990-B,
    7.375% 05/15/14                                               2,790            3,191
 NY Triborough Bridge and Tunnel Authority:
  Series I,
    7.625% 01/01/14                                                 600              614
  Series T,
    7.000% 01/01/11                                                 750              853

                     Investment Portfolio/November 30,1995
 ................................................................................

 PA Lehigh County,
  Healtheast Inc.,
  Series 1987 B,
    9.000% 07/01/15                                              $ 4,000          $ 4,380
 PA Philadelphia Hospital and Higher
  Educational Facilities Authority:
  Children's Hospital Project:
  Series A,
    6.500% 02/15/21                                                1,000            1,122
  MR Project, Series 1986,
    8.625% 08/01/11                                                1,000            1,051
 PA State Industrial Development
  Authority, Economic Development,
  Series A,
    7.000% 01/01/11                                                5,595            6,378
 PA State University:
    6.750% 07/01/09                                                  750              824
    6.750% 07/01/14                                                2,750            3,022
 PA Westmoreland County Municipal
  Authority, Special Obligation, Series
  1985,
    9.125% 07/01/10                                                5,000            6,294
 PA York County Industrial Development
  Authority, Fairview Village
  Associates, Series 1986,
    10.750% 06/01/16                                                 700              743
 SC State Public Service Authority,
  Electric System Expansion Revenue,
  Santee Cooper Project, Series 1986-A,
    8.000% 07/01/19                                                  500              527
 TN Jackson Water and Sewer Revenue,
  Series 1984,
    10.375% 07/01/12                                                 910            1,110
 TN Shelby County, Public Improvement,
  Series 1992-A,
    (a)   05/01/11                                                10,000            4,125
 TX Austin Utilities System Revenue:
  Series A,
    7.800% 11/15/12                                                  200              223
  Series 1985-A,
    9.500% 05/15/15                                                6,000            7,245
  Series 1986,
    7.750% 11/15/12                                                  200              208
 TX Hidalgo County Health Services,
  Mission Hospital Inc.,
  Series A,
    10.250% 02/01/25                                               4,785            6,053

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION - CONT.
 TX Houston Water & Sewer System Revenue,
  Series A,
    7.125% 12/01/16                                              $   850         $    894
 TX San Antonio Water System Revenue,
  Series 1990-A,
    7.350% 05/01/07                                                  525              572
 UT Intermountain Power Agency,
  State Power Supply,
  Series A:
    7.000% 07/01/21                                                1,000            1,109
    7.750% 07/01/17                                                1,000            1,043
 UT Salt Lake City Housing Authority,
  Multi-family Mortgage, Hartland
  Apartments Project, Series 1987-A-B,
    8.875% 12/20/27                                                7,720            8,029
 UT Uintah County Pollution Control,
  Series 1984-F2,
    10.500% 06/15/14                                               6,900            8,927
 WV State's Parkways Economic
  and Tourism Authority, Series 1989,
    7.125% 07/01/19                                                1,990            2,216
                                                                                 --------
                                                                                  202,480
                                                                                 --------

 .........................................................................................
RETAIL TRADE - 0.3%
  HOME FURNISHINGS & EQUIPMENT - 0.1%
 PA Philadelphia Authority for
  Industrial Development, Hechinger
  Company, Series 1983,
    11.375% 12/01/04                                               3,875            4,000
                                                                                 --------
  MISCELLANEOUS RETAIL - 0.2%
 DE Sussex County, Economic Development,
  Rehoboth Mall Project,
    7.250% 10/15/12                                                4,885            5,447
                                                                                 --------

 .........................................................................................
SALES & EXCISE TAX - 1.4%
 CA Los Angeles County Transportation,
 Authority Proposition A, Series 1993 A,
    5.000% 06/01/21                                               42,555           39,683
 NY State Dormitory Authority:
  City University, Series B,
    5.000% 05/15/18                                               12,920           11,612
                                                                                 --------
                                                                                   51,295
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

SERVICES - 0.2%
 AMUSEMENT & RECREATION - 0.1%
 NM Red River Sports Facility, Red
  River Ski Area, Series 1985,
    12.000% 06/01/07                                             $ 3,145          $ 3,204
                                                                                  -------

 HOTELS, CAMPS & LODGING - 0.1%
 MN Burnsville Commercial Development,
 Holiday Inn Project,
    10.600% 06/01/06                                               1,400            1,439
 MN Minneapolis Commercial Development,
  Hometel Associates, Limited,
  Series 1988,
    10.500% 06/01/03                                               1,500            1,518
                                                                                  -------
                                                                                    2,957
                                                                                  -------

 .........................................................................................
SOLID WASTE - 0.8%
 LAND FILL - 0.3%
 WA Walla Walla Public Corp.,
  Ponderosa Fibers Project,
    9.125% 01/01/26                                               10,000           10,438
                                                                                  -------

 MISCELLANEOUS DISPOSAL - 0.2%
 CT State Development Authority,
  Pfizer Inc. Project,
    7.000% 07/01/25                                                3,000            3,398
 MA Boston,
  Industrial Development Financing,
  Solid Waste Disposal,
    10.500% 01/01/11                                               1,500            1,704
 SC Richland County, Solid Waste
  Disposal Facilities Revenue,
  Union Camp Corp.,
    6.750% 05/01/22                                                3,500            3,763
                                                                                  -------
                                                                                    8,865
                                                                                  -------
 RESOURCE RECOVERY - 0.3%
 CO Student Obligation Authority,
   Series II-B,
    6.200% 12/01/08                                                4,000            4,120
 WA Spokane Regional Solid Waste
  Management System, Series 1989-A:
    7.750% 01/01/11                                                3,000            3,304
    7.875% 01/01/07                                                2,500            2,734
                                                                                  -------
                                                                                   10,158
                                                                                  -------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
STUDENT LOAN - 0.2%
 LA State Public Facility Authority,
  Series A,
    6.750% 09/01/06                                             $  2,000          $ 2,143
 NM State Educational Assistance
  Foundation,  Series II-A:
    5.400% 12/01/06                                                1,000            1,019
    5.500% 12/01/07                                                1,000            1,019
 VA State Education Loan Guaranteed,
  Senior Series D,
    5.600% 03/01/03                                                3,200            3,296
                                                                                  -------
                                                                                    7,477
                                                                                  -------

 .........................................................................................
TAX ALLOCATION - 4.1%
 AK State Industrial Development
   Authority, Series 1986:
    8.625% 04/01/02                                                  585              630
    8.750% 04/01/07                                                  915              987
 AL Daphine Special Care Facilities
  Financing Authority
  Presbyterian Hospital,
    (a)   07/01/18 (i)                                           200,000           28,250
 AL Selma Special Care Facilities
  Finance Authority, Vaughan Regional
  Medical Center, Series 1987,
    9.400% 06/01/07                                                4,000            4,425
 AL State University Revenue,
   Auburn University,
    7.000% 06/01/12                                                1,000            1,114
 AZ State University:
    6.625% 06/01/09                                                1,000            1,093
    7.300% 06/01/11                                                  500              519
    7.500% 07/01/16                                                  200              208
 CA Los Angeles County Transportation,
  Series 1988 A,
    8.000% 07/01/18                                                3,500            3,903
 CO Mesa County,
    (a)   12/01/11                                                 5,905            2,347
 DC District Columbia Hospital,
  Washington Hospital Center Corp.,
  Series 1990-A:
    8.750% 01/01/15                                               10,000           11,975
    9.000% 01/01/08                                                1,860            2,253
 DE Wilmington, Riverside Hospital,
  Series 1988A,
    10.000% 10/01/03                                                 300              351

                     Investment Portfolio/November 30,1995
 ................................................................................

 HI State Department Budget and Finance,
  RIB (variable rate),
  Series 1993 B,
    6.584% 12/15/23                                            $  10,000        $   9,125
 IL Development Finance Authority,
  City of Marion Project,
  Series 1991,
    9.625% 09/15/21                                                5,755            5,978
 IL Metropolitan Pier and Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
    (a)   06/15/16                                                15,250            4,708
 IL State Sales Tax, Series N,
    6.900% 06/15/09                                                1,000            1,090
 NY State Energy Research and Development
  Authority, Series 1993-B, RIB (variable rate),
    8.295% 04/01/20                                               13,000           14,739
 NY State Local Assistance Corp.,
  Series D,
    5.000% 04/01/23                                               36,425           33,557
 NY State Local Government Assistance
  Corp., Series 1993-C,
    5.500% 04/01/17                                               18,475           18,452
                                                                                 --------
                                                                                  145,704
                                                                                 --------

 .........................................................................................
TRANSPORTATION/COMMUNICATION/ELECTRIC/GAS & SANITATION  - 3.7%
 AIR TRANSPORTATION - 1.3%
 CO Denver City and County Airport,
  Series D,
    7.750% 11/15/21                                               15,000           17,156
 HI State Airport System,
  Series 2,
    7.000% 07/01/18                                                8,770            9,647
 IL Chicago O'Hare International Airport
  Special Facility,
  International Terminal, Series A,
    6.500% 01/01/18                                               17,500           17,981
 TN Memphis-Shelby County, Airport
  Authority Special Facilities, Express
  Airlines I, Inc., Series 1986,
    10.000% 12/01/16                                                 750              764
                                                                                 --------
                                                                                   45,548
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
TRANSPORTATION/COMMUNICATION/ELECTRIC/GAS & SANITATION  - CONT.
TRANSPORTATION - 2.4%
 IN Indianapolis Local Public
  Improvement Bond Bank,
  United Airlines Maintenance Facility,
    6.700% 01/01/17                                            $   4,000        $   4,270
 NJ State Transportation Trust Fund
  Authority,
  Series B,
    7.000% 06/15/12                                               47,000           56,048
 NY Metro Transportation Authority,
  Series O,
    6.000% 07/01/24                                                5,500            5,672
 NY Port Authority, Series 1992,
    4.750% 01/15/29                                               21,320           18,682
 PA Erie-Western Port Authority,
  Series 1990,
    8.625% 06/15/10                                                1,850            2,007
                                                                                  -------
                                                                                   86,679
                                                                                  -------

 .........................................................................................
UTILITY - 16.6%
 CO-GENERATION - 0.2%
 FL Martin County Industrial
  Development Authority, Indiantown
  Co-Generation Project,
    7.875% 12/15/25                                                7,500            8,569
                                                                                  -------

 INDIVIDUAL POWER PRODUCER - 0.9%
 CA Southern Public Power Authority,
  Power Project Revision,
    5.210% 07/01/12                                               14,200           13,969

 NY State Energy Consolidated Edison,
    7.250% 11/01/24                                                7,000            7,516
 PA Economic Development Finance
  Authority, Colver Project, Series D,
    7.150% 12/01/18                                               10,000           10,563
                                                                                  -------
                                                                                   32,048
                                                                                  -------
 JOINT POWER AUTHORITY - 3.3%
 AZ Salt River Project, Agricultural
  Improvement & Power District
  Electric System:
   Series 1991-A,
    6.625% 01/01/12                                               1,500            1,616
   Series 1993-B,
    5.250% 01/01/19                                              18,500           17,853

                     Investment Portfolio/November 30,1995
 ................................................................................

 CA Los Angeles Department of Water and Power,
    5.250% 11/15/26                                            $   7,000       $    6,702
 CA Southern California Public Power
  Authority, Southern Transmission
  Project, Series 1993,
    5.250% 07/01/20                                               10,000            9,675
 FL State Municipal Power Agency,
  St. Lucie Project,
    5.250% 10/01/21(c)                                            12,000           11,685
 GA State Municipal Electric Authority,
  Series O,
    8.125% 01/01/17                                               10,000           10,900
 MA Municipal Wholesale Electric
  Power Supply System, Series 1994 A,
    5.447% 07/01/16                                               22,900           20,639
 SC Piedmont Municipal Power Agency,
  Electric System:
   Series 1986-A,
    7.250% 01/01/22                                                2,000            2,044
   Series 1988,
    (a)   01/01/13                                                44,455           17,393
   Series 1993,
    5.375% 01/01/25                                               14,055           13,756
 TX State Municipal Power Agency,
    (a)   09/01/13                                                12,440            4,634
                                                                                 --------
                                                                                  116,897
                                                                                 --------
 MUNICIPAL ELECTRIC - 12.2%
 CA Fresno,
  Series 1993 A,
    5.250% 09/01/19                                               10,065            9,876
 CA Los Angeles County Sanitation
  District's Finance Authority,
  Series A,
    5.250% 10/01/19                                               10,000            9,688
 CA Los Angeles Wastewater Systems,
  Series 1993 D,
    5.200% 11/01/21                                               10,000            9,600
 FL Jacksonville Electric Authority,
  St. John's River Power Park System,
  Issue 2 SE,
    5.250% 10/01/21                                               10,750           10,333
 FL Orlando Utilities Commission:
  Series 1993-A,
    5.250% 10/01/23                                             11,525           11,107
  Series 1993-B,
    5.250% 10/01/23                                               14,835           14,297
  RIB (variable rate), Series 1993-B,
    6.838% 10/06/13                                                5,000            5,050

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
UTILITY - CONT.
 MUNICIPAL ELECTRIC - CONT.
 GA Municipal Electric Authority Power:
  Series 1993 C,
    5.700% 01/01/19                                            $  20,000        $  20,625
  Series O,
    7.400% 01/01/01                                                1,675            1,801
  Series Z,
    5.500% 01/01/20(c)                                            39,000           39,439
 IL State Development Finance Authority,
  Commonwealth Edison Co. Project:
  Series D,
    6.750% 03/01/15                                                3,400            3,727
  Series 1991,
    7.250% 06/01/11                                                5,625            6,089
 IN Sullivan Pollution Control, Merom
  Station, Hoosier Energy Rural Electric
  Power Loop, Inc., Series 1991,
    7.100% 04/01/19                                               10,000           10,863
 KY Jefferson County Pollution Control
  Revenue, Louisville Gas and Electric Co.,
  Series A,
    7.450% 06/15/15                                                  750              834
 KY Trimble County,
  Louisville Gas and Electric Co.,
  Series B,
    6.550% 11/01/20                                                  870              936
 NE Omaha Public Power System, Electric
  System, Series 1993-C,
    5.500% 02/01/14                                               20,000           20,300
 NV Clark County Industrial Development,
  Nevada Power Company, Series 1990,
    7.800% 06/01/20                                                4,250            4,861
 NY State Energy Research and
  Development Authority,
  Consolidated Edison Co.:
    6.750% 01/15/27                                                4,265            4,489
    7.500% 01/01/26                                                4,250            4,680
  Edison Project,
    5.250% 08/15/20                                               23,500           22,413
  Rochester Gas and Electric Project, Series B,
    6.500% 05/15/32                                                7,800            8,151
 NY State Power Authority,
  Series V,
    8.000% 01/01/17                                                  400              439

                     Investment Portfolio/November 30,1995
 ................................................................................

 OH State Air Quality Development Authority,
  Ohio Power Co. Project,
  Series B,
    7.400% 08/01/09                                              $     450        $    485
 SC State Public Service Authority:
  Series C,
    5.125% 01/01/21                                                23,300           22,193
  Series 1986-C,
    7.300% 07/01/21                                                 1,950            2,028
  Series 1993 C:
    5.000% 01/01/25                                                10,000            9,313
    5.125% 01/01/32                                                27,150           25,250
 SD Heartland Consumer's Power District,
  Series 1992,
    6.000% 01/01/12                                                 3,650            3,896
 TX Austin Utilities System Revenue,
    6.750% 05/15/12(c)                                              3,500            3,741
 TX Brazos River Authority,
  Houston Light and Power Co.,
  Series A:
    6.700% 03/01/17                                                12,140           13,354
    7.625% 05/01/19                                                   900              992
 TX Brownsville,  Series 1995,
    5.250% 09/01/15                                                 7,345            7,152
 TX San Antonio Electric and Gas System,
  Series 1989-A,
    (a)   02/01/05                                                  5,850            3,729
    5.000% 02/01/12                                                25,000           24,313
 TX State Municipal Power Agency,
    5.000% 09/01/11                                                17,675           16,902
 UT Intermountain Power Agency,
  State Power Supply:
  Series A,
    (a)   07/01/17                                                19,000            5,629
  Series B,
    7.625% 07/01/08                                                  100              109
 VA Alexandria Industrial Development
  Authority, Potomac Electric Project,
    5.375% 02/15/24                                               24,250           23,250
 WA Chelan County Public Utilities
  District Number 001 Consolidate,
  Series 1989-A Division I,
    7.750% 07/01/21                                                 4,500            4,967
 WA State Public Power Linked Aces,
    5.400% 07/01/12                                                14,000           13,230

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
UTILITY - CONT.
 MUNICIPAL ELECTRIC - CONT.
 WA State Public Power Supply, Series B,
    5.625% 07/01/12                                            $  13,030       $   12,835
 WA Tacoma Electric System:
  RIB (variable rate):
    6.514% 01/02/15                                               12,000           12,720
    8.790% 01/02/15                                               10,000           11,238
                                                                                 --------
                                                                                  436,924
                                                                                 --------

 .........................................................................................
WATER & SEWER - 8.4%
 FL Orlando Utilities Commission, Series A,
    5.000% 10/01/20                                               15,000           13,969
 FL Reedy Creek Improvement District,
  Series 1,
    5.000% 10/01/19                                               23,190           21,886
 GA De Kalb County Water & Sewer
  Redevelopment, Series 1993,
    5.250% 10/01/23                                               30,905           29,939
 ID State Water Resource Board,
  Boise Water Corporation Series 1991,
    7.250% 12/01/21                                                6,000            6,533
 IL Southwestern Illinois Development
  Authority, Sewer Facilities, Monsanto
  Company, Series 1991,
    7.300% 07/15/15                                                3,000            3,431
 LA Public Facility Belmont Water,
  Authority,
    9.000% 03/15/24                                                1,460            1,538
 MA State Water Resources Authority:
  Series B:
    5.000% 03/01/22                                               36,200           33,847
    5.250% 03/01/13                                               12,500           12,188
  Series C:
    4.750% 12/01/23                                               15,680           14,014
    5.250% 12/01/15                                               24,825           24,297
 MS Five Lakes Utility District,
    8.250% 07/15/24                                                  760              789
 NJ Union County Utilities Authority,
  Solid Waste System, Series 1991-A,
    7.200% 06/15/14                                                8,350            8,872

                     Investment Portfolio/November 30,1995
 ................................................................................

 NY New York City Municipal Water
  Finance Authority, Water and Sewer System:
   Series 1986-A,
    6.000% 06/15/25                                            $  16,000       $   16,500
   Series 1991 C,
    5.500% 06/15/15                                                   10               10
   Series 1992-C,
    6.500% 06/15/21                                                7,955            8,243
   Series 1994-B,
    5.375% 06/15/19                                               10,350           10,156
 NY State Energy Research and
  Development Authority,
    6.100% 05/15/20                                                5,000            5,225
 NY Suffolk County Water Authority,
    7.375% 06/01/12                                                   20               22
 TN Jackson Water and Sewer Revenue,
  Series 1984,
    10.375% 07/01/12                                               1,090            1,315
 TX Coastal Industrial Water Authority,
  Bayport Water System, Series 1978,
    7.000% 12/15/03                                                2,400            2,400
 TX Houston Water and Sewer System Revenue:
  1991-B,
    6.750% 12/01/08                                                2,155            2,354
  1992-B:
    5.000% 12/01/18                                               24,755           22,929
    6.375% 12/01/14                                               17,000           18,020
  1992-C,
    (a)   12/01/12                                                32,000           12,400
  1995-A,
    6.200% 12/01/20                                                8,700            9,135

 UT Associated Municipal Power System,
  Hunter Project, Series A,
    5.500% 07/01/12                                                8,000            7,999
 VA Roanoke County Water System,
    5.000% 07/01/21                                               10,000            9,363
 WA Seattle Water System,
    5.250% 12/01/23                                                5,000            4,800
                                                                               ----------
                                                                                  302,174
                                                                               ----------

 TOTAL MUNICIPAL BONDS (cost of $3,273,766)                                     3,516,158
                                                                               ----------

INVESTMENT PORTFOLIO/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

OPTIONS - 0.0%                                            CONTRACTS      VALUE
--------------------------------------------------------------------------------
December 1995 Municipal Bond Puts,
Strike price 116, expiration 12-19-95, (cost of $798)      100,000    $      516
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.2% (cost of $3,274,564)(j)                      3,516,674
                                                                      ----------
OTHER ASSETS & LIABILITIES, NET- 1.8%                                     63,343
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                   $3,580,017
                                                                      ==========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)   Zero coupon bond.
(b) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(c) These securities, or a portion thereof, with a total market value of $129,903 are being used to collateralize open futures contracts.
(d)   Non-income producing.
(e) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at November 30, 1995.
(f) Security is exempt from registration under rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of these securities amounted to $73,028 or 2.0% of net assets.
(g) Accrued interest accumulates in the value of the security and is payable at redemption.
(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(i) This security is being used to collateralize the delayed delivery purchases indicated in note (b) above.
(j)   Cost for federal income tax purposes is $3,275,991.

                     Acronym                        Name
                     -------                        ----
                       RIB                 Residual Interest Bond

Short futures contracts open at November 30, 1995:

                      Par value                                      Unrealized
                      covered by              Expiration            depreciation
  Type                contracts               month                  at 11/30/95
--------------------------------------------------------------------------------
  Municipal bond      $ 84,000                  March                 $  6,020


See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
NOVEMBER 30, 1995

(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $3,274,564) ......................................  $3,516,674

Receivable for:
  Interest ................................................    $67,444
  Investments sold ........................................     38,470
  Fund shares sold ........................................        886
  Other ...................................................         88            106,888
                                                               -------         ----------
    Total Assets ............................................................   3,623,562

LIABILITIES
Payable for:
  Investments purchased ...................................     19,874
  Distributions ...........................................     16,425
  Fund shares repurchased .................................      3,575
  Variation margin on futures .............................        630
Payable to custodian bank .................................       2,867
Accrued:
  Management fee ..........................................         16
  Deferred Trustees fees ..................................         17
  Other ...................................................        141
                                                               -------
    Total Liabilities .......................................................      43,545
                                                                               ----------

NET ASSETS ..................................................................  $3,580,017
                                                                               ----------
Net asset value & redemption price per share -
Class A ($3,110,773/226,745) ................................................      $13.72
                                                                               ==========
Maximum offering price per share - Class A
($13.72/0.9525) .............................................................      $14.40  (a)
                                                                               ----------
Net asset value & offering price per share -
Class B ($469,244/34,196) ...................................................      $13.72  (b)
                                                                               ==========
COMPOSITION OF NET ASSETS
Capital paid in .............................................................  $3,423,001
Undistributed net investment income .........................................       2,504
Accumulated net realized loss ...............................................     (81,578)
Net unrealized appreciation (depreciation) on:
  Investments ...............................................................     242,110
  Open futures contracts ....................................................      (6,020)
                                                                               ----------
                                                                               $3,580,017
                                                                               ==========

(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)

INVESTMENT INCOME
Interest ............................................................................  $239,927

EXPENSES
Management fee .................................................     $19,170
Service fee ....................................................       8,770
Distribution fee - Class B .....................................       3,436
Transfer agent .................................................       5,668
Bookkeeping fee ................................................         765
Trustees fee ...................................................         142
Custodian fee ..................................................         167
Audit fee ......................................................          89
Legal fee ......................................................         306
Registration fee ...............................................          55
Reports to shareholders ........................................          46
Other ..........................................................         208             38,822
                                                                     -------           --------
       Net Investment Income ........................................................   201,105
                                                                                       ========
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments ....................................................      26,341
Closed futures contracts .......................................     (43,520)
                                                                    --------
      Net realized loss .............................................................   (17,179)

Net unrealized appreciation (depreciation)
during the period on:
Investments ....................................................      429,047
Open futures contracts .........................................       (5,640)
                                                                     --------
      Net Unrealized Gain ...........................................................   423,407
                                                                                       --------
            Net Gain ................................................................   406,228
                                                                                       --------
Net Increase in Net Assets from Operations ..........................................  $607,333
                                                                                       ========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                      Year ended
(in thousands)                                                        November 30
                                                            -----------------------------
INCREASE (DECREASE) IN NET ASSETS                               1995               1994
Operations:
Net investment income ...............................       $  201,105          $ 216,397
Net realized loss ...................................          (17,179)           (59,241)
Net unrealized appreciation (depreciation) ..........          423,407           (420,951)
                                                            ----------          ---------
    Net Increase (Decrease) from Operations .........          607,333           (263,795)
Distributions:
From net investment income - Class A ................         (177,765)          (190,943)
From net investment income - Class B ................          (23,492)           (24,339)
                                                            ----------          ---------
                                                               406,076           (479,077)
                                                            ----------          ---------
Fund Share Transactions:
Receipts for shares sold - Class A ..................          395,136            325,549
Receipts for shares issued in the acquisition
 of Liberty Financial Tax-Free Bond Fund ............          224,575             ----
Value of distributions reinvested - Class A .........           98,351            107,226
Cost of shares repurchased - Class A ................         (817,386)          (515,463)
                                                            ----------          ---------
                                                               (99,324)           (82,688)
                                                            ----------          ---------
Receipts for shares sold - Class B ..................           34,958            122,043
Value of distributions reinvested - Class B .........           13,028             13,678
Cost of shares repurchased - Class B ................          (72,909)           (62,729)
                                                            ----------          ---------
                                                               (24,923)            72,992
                                                            ----------          ---------
    Net Decrease from
       Fund Share Transactions ......................         (124,247)            (9,696)
                                                            ----------          ---------
        Total Increase (Decrease) ...................          281,829           (488,773)

NET ASSETS
Beginning of period .................................        3,298,188          3,786,961
                                                            ----------          ---------
End of period (including undistributed net
  investment income of $2,504 and $1,059,
  respectively) .....................................       $3,580,017         $3,298,188
                                                            ==========         ==========
NUMBER OF FUND SHARES
Sold - Class A ......................................           30,093             24,361
Issued in the acquisition of Liberty
 Financial Tax-Free Bond Fund .......................           17,000             ----
Issued for distributions reinvested - Class A .......            7,510              8,084
Repurchased - Class A ...............................          (62,434)           (39,148)
                                                            ----------          ---------
                                                                (7,831)            (6,703)
                                                            ----------          ---------
Sold - Class B ......................................            2,673              9,017
Issued for distributions reinvested - Class B .......              996              1,033
Repurchased - Class B ...............................           (5,573)            (4,820)
                                                            ----------          ---------
                                                                (1,904)             5,230
                                                            ----------          ---------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION: Colonial Tax-Exempt Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund' policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

          Average Net Assets                          Annual Fee Rate
          ------------------                          ---------------
          First $1 billion..........................       0.60%
          Next  $2 billion..........................       0.55%
          Next  $1 billion..........................       0.50%
          Over  $4 billion..........................       0.45%

Effective July, 1, 1995 the management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction will be made based on the following schedule:

                                                       Cumulative Annualized
          Effective Date                                      Reduction
          --------------                               ---------------------
          January 1, 1996...........................            0.01%
          April 1, 1996.............................            0.02%
          July 1, 1996..............................            0.03%
          October 1, 1996...........................            0.04%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Funds average net assets as follows:


          Average Net Assets                          Annual Fee Rate
          ------------------                          ---------------
          First $50 million.........................     No charge
          Next  $950 million........................       0.035%
          Next  $1 billion..........................       0.025%
          Next  $1 billion..........................       0.015%
          Over  $3 billion..........................       0.001%

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Funds average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Funds principal underwriter. During the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $242,944 on sales of the Funds Class A shares and received contingent deferredred sales charges (CDSC) of $1,471,600 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $1,398,255,135 and $1,804,419,689, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation...  $ 270,462,739
                 Gross unrealized depreciation...    (29,780,191)
                                                   -------------
                   Net unrealized appreciation...  $ 240,682,548
                                                   =============

CAPITAL LOSS CARRYFORWARDS:   At November 30, 1995, capital loss carryforwards
available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                  Year of                      Capital loss
                 expiration                    carryforward
                 ----------                    ------------
                    1999...................    $ 3,641,000
                    2001...................      1,897,000
                    2002...................     61,394,000
                    2003...................      4,486,000
                                               -----------
                                               $71,418,000
                                               ===========

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995

Of the loss carryforwards expiring in 2001 and 2002, $1,897,000 and $3,200,000, respectively, were acquired in the merger with Liberty Financial Tax-Free Bond Fund. Their availability may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at November 30, 1995 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the mangement of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 4.  MERGER INFORMATION
On March 24, 1995 Liberty Financial Tax-Free Bond Fund (LFTFBF) was merged into the Fund by a non-taxable exchange of 17,000,007 Class A shares of the Fund (value at $224,575,100) for 21,866,611 of LFTFBF shares then outstanding. The assets of LFTFBF acquired included unrealized appreciation of $7,546,857. The aggregate net assets of the Fund and LFTFBF immediately after the merger were $3,663,697,413.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                         YEAR ENDED NOVEMBER 30
                                        ----------------------------------------------------------
                                                 1995                            1994
                                         CLASS A         CLASS B         CLASS A         CLASS B
                                        ---------       ---------       ---------       ---------
Net asset value --
  Beginning of period ..............    $  12.180       $  12.180       $  13.920       $  13.920
                                        ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............        0.771           0.673           0.795           0.695
Net realized and unrealized
  gain (loss) ......................        1.535           1.535          (1.744)         (1.744)
                                        ---------       ---------       ---------       ---------
    Total from Investment
       Operations ..................        2.306           2.208          (0.949)         (1.049)
                                        ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income .........      (0.766)         (0.668)         (0.791)         (0.691)
From capital paid in ...............        ----            ----            ----            ----
                                        ---------       ---------       ---------       ---------
Total from distributions
  declared to shareholders .........      (0.766)         (0.668)         (0.791)         (0.691)
                                        ---------       ---------       ---------       ---------
Net asset value --
  End of period ....................   $  13.720       $  13.720       $  12.180       $  12.180
                                        ---------       ---------       ---------       ---------
Total return (b) ...................       19.35%          18.47%          (7.08%)         (7.78%)
                                        ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses ...........................        1.01%(c)        1.76%(c)        1.01%           1.76%
Net investment income ..............        5.82%(c)        5.07%(c)        6.00%           5.25%
Portfolio turnover .................          41%             41%             56%             56%
Net assets at end of period
  (in millions) ....................   $   3,111       $     469       $   2,858       $     440


(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(d)  Not annualized.
(e)  Annualized.
(f) Because of differences between book and tax basis accounting, there was no return of capital for federal income tax purposes.


                             YEAR ENDED NOVEMBER 30
-------------------------------------------------------------------------------
          1993                        1992                        1991
CLASS A         CLASS B      CLASS A        CLASS B(a)          CLASS A
-------         -------      -------        ----------          --------
$13.480         $13.480      $13.190          $13.230            $12.890
-------         -------      -------          -------            -------

  0.842           0.740        0.913            0.462              0.955

  0.451           0.451        0.277            0.248              0.305
-------         -------      -------          -------            -------

  1.293           1.191        1.190            0.710              1.260
-------         -------      -------          -------            -------

 (0.853)         (0.751)      (0.900)          (0.460)            (0.955)
  ----            ----          ----            ----              (0.005)(f)
-------         -------      -------           ------            -------

 (0.853)         (0.751)      (0.900)          (0.460)            (0.960)
-------         -------      -------          -------            -------

$13.920         $13.920      $13.480          $13.480            $13.190
-------         -------      -------          -------            -------
  9.80%           9.00%        9.29%            9.29% (d)          10.12%
-------         -------      -------          -------            --------

  1.02%           1.77%        1.05%            1.80% (e)           1.03%
  6.06%           5.31%        6.81%            6.06% (e)           7.29%
    28%             28%          14%              14%                 10%

$ 3,357         $   430      $ 2,899          $   137             $ 2,486

-----------------------------------------------------------------------------

Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND SHAREHOLDERS OF
   COLONIAL TAX-EXEMPT FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL
BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ........    press 1

For account information ..........................................    press 2

To speak to a Colonial representative ............................    press 3

For yield and total return information ...........................    press 4

For duplicate statements or new supply of checks .................    press 5

To order duplicate tax forms and year-end statements .............    press 6
(February through May)

To review your options at any time during your call ..............    press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828
To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Tax-Exempt Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]

     Mutual Funds for
     Planned Portfolios
                                    TRUSTEES
ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                   COLONIAL INVESTMENT SERVICES, INC. (C)1995
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             TE-02/492B-1195 (1/96)

[Logo]    Printed on recycled paper